Exceptional items (Tables)	6 Months Ended
Jun. 30, 2022
Exceptional items
Schedule of exceptional items

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$'m	$'m	$'m	$'m
Start-up related and other costs	16	5	30	8
Exceptional items – cost of sales	16	5	30	8
Transaction-related and other costs	4	7	8	10
Exceptional items – SGA expenses	4	7	8	10
Exceptional finance (income)/expense	(74)	(6)	(125)	51
Exceptional items – finance (income)/expense	(74)	(6)	(125)	51
Exceptional income tax (credit)/charge	(4)	1	(6)	(9)
Total exceptional items, net of tax	(58)	7	(93)	60